DEWEY BALLANTINE LLP

                           1301 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10019-6092
                        TEL 212 259-8000 FAX 212 259-6333

                                 March 31, 2006


United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C.  20549
Attention:  Sara Kalin, Esq.


         Re:  Long Beach Acceptance Receivables Corp. and
              Long Beach Acceptance Receivables Corp. II (the "Co-Registrants") Form S-3 Shelf Registration Statement,
              File No. 333-132202


Dear Ms. Kalin:

      We are writing to you in connection with Amendment No. 2 to the Registration Statement that the Co-Registrants filed with the Securities and Exchange Commission on December 30, 2005, , as previously amended on March 3, 2006 (the "Amended Filing"), that is being filed today on Form S-3/A (the "Second Amended Filing").

      Enclosed is a courtesy copy of the materials relating to the Second Amended Filing referred to above. Please find (i) a full, clean copy of the Second Amended Filing and (ii) a copy of the Second Amended Filing marked to show changes from the Amended Filing.

      The Second Amended Filing has been prepared in accordance with the Plain English Disclosure Rules as was the existing registration statement (file no. 333-130780) of Long Beach Acceptance Receivables Corp.

      If you have any questions or comments regarding this Second Amended Filing, please contact the undersigned at (212) 259-7008.

                                   Sincerely,

                                   /s/ Howard M. Schickler
                                   ------------------------------
                                   Howard M. Schickler